Securities (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at July 31, 2026 and

October 31, 2025.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 16,468 $ 65 $ (55) $ 16,478 $ 15,956 $ 23 $ (88) $ 15,891
Provinces 24,761 211 (41) 24,931 20,971 120 (11) 21,080
U.S. federal, state, municipal governments, and

agencies debt

54,137 318 (185) 54,270 54,279 267 (54) 54,492
Other OECD government-guaranteed debt 9,763 40 (12) 9,791 7,864 15 (4) 7,875
Mortgage-backed securities 1,639 8 (1) 1,646 1,869 29 (2) 1,896
106,768 642 (294) 107,116 100,939 454 (159) 101,234
Other debt securities

Asset-backed securities 8,350 33 (9) 8,374 8,713 11 (15) 8,709
Corporate and other debt 15,422 76 (34) 15,464 13,011 106 (26) 13,091
23,772 109 (43) 23,838 21,724 117 (41) 21,800
Total debt securities 130,540 751 (337) 130,954 122,663 571 (200) 123,034
Equity securities

Common shares 2,761 246 (32) 2,975 2,332 226 (22) 2,536
Preferred shares 770 98 (79) 789 523 67 (79) 511
3,531 344 (111) 3,764 2,855 293 (101) 3,047
Total securities at fair value through

other comprehensive income
$ 134,071 $ 1,095 $ (448) $ 134,718 $ 125,518 $ 864 $ (301) $ 126,081
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
July 31, 2026

and October 31, 2025, and dividend income

recognized on these securities for

the three and nine months ended July 31, 2026

and July 31, 2025.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended For the nine months ended
July 31, 2026 October 31, 2025 July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Fair value

Dividend income recognized

Dividend income recognized

Common shares $ 2,975 $ 2,536 $ 34 $ 52 $ 86 $ 167

Preferred shares 789 511 36 34 101 108
Total $ 3,764 $ 3,047 $ 70 $ 86 $ 187 $ 275

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stock in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Equity Securities
Fair value $ 167 $ 63 $ 376 $ 189
Cumulative realized gain/(loss) 60 15 108 (5)
FHLB Stock
Fair value 54 664 85 1,201

Cumulative realized gain/(loss) – – – –

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized

gains
and losses on securities disposed of during

the three and nine months ended July 31,

2026 and July 31, 2025, which are included

in Other income (loss) on the
Interim Consolidated Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2026 July 31, 2025 1 July 31, 2026 July 31, 2025 1
Debt securities at amortized cost $ 8 $ (337) $ 8 $ (1,533)
Debt securities at fair value through other

comprehensive income
4 (35) 6 (41)
Total $ 12 $ (372) $ 14 $ (1,574)
Includes $ 339

million (US$
244

million) and $
1,546

million (US$
1,092

million), respectively, for the three and nine months ended

July 31, 2025 of pre-tax losses on debt securities related
to the balance sheet restructuring initiative undertaken in the U.S. Banking segment. Refer to Note 25 of the Bank

’s 2025 Annual Consolidated Financial Statements for additional information regarding the asset limitation on TD’s two U.S. bank subsidiaries.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities
1
Investment grade $ 366,430 $ – $ n/a 2 $ 366,430 $ 362,521 $ – $ n/a $ 362,521
Non-investment grade 1,230 116 n/a 1,346 738 167 n/a 905
Watch and classified n/a 35 n/a 35 n/a 49 n/a 49
Default n/a n/a – – n/a n/a – –
Total debt securities 367,660 151 – 367,811 363,259 216 – 363,475
Allowance for credit losses on debt securities
at amortized cost 2 – – 2 2 – – 2
Total debt securities, net of

allowance
$ 367,658 $ 151 $ – $ 367,809 $ 363,257 $ 216 $ – $ 363,473
Includes debt securities backed by government-guaranteed loans of $ 93 million (October 31, 2025 – $
94

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.